ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Earnings per Share (Details) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Dec. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Earnings per share
Average exercise price of warrants (in dollars per share)						$ 12.64
Stock options
Earnings per share
Potentially dilutive securities excluded from the computation of dilutive net loss per common share			1,200,000	1,200,000	1,000,000	1,200,000
Average exercise price of common stock (in dollars per share)	$ 4.06		$ 4.06	$ 5.67
Common shares included in fully diluted earnings per share		1,182	1,173	958
Stock options | If net income had been earned
Earnings per share
Common shares included in fully diluted earnings per share	1,158